ACQUISITION AND VARIABLE INTEREST ENTITY (Details Narrative) - shares	Dec. 27, 2018	Dec. 31, 2020
Percentage of voting interests acquired		95.14%
Share Purchase Agreement [Member] | Changchun Fangguan Electronics Technology Co Ltd Two Share Holders [Member]
Percentage of voting interests acquired	95.14%
Number of shares issue	15,000,000
Description of ownership right acquire	The ownership rights and receive 100% of the net profit or net losses derived from the business operations of Fangguan Electronis.